PENSION PLAN - Actuarial Gains and Losses Recognized in OCI (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	$ (23)	$ (26)
Actuarial gain (loss) arising from
Financial assumptions	3	(4)
Experience adjustments	0	1
Return on plan assets excluding interest income	(9)	6
Recognized during the period after tax	(6)	3
Net defined benefit liability (asset), ending balance	(29)	(23)
Registered Plans
Actuarial gain (loss) arising from
Return on plan assets excluding interest income	(7)	(7)
Registered Plans | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(22)	(25)
Actuarial gain (loss) arising from
Financial assumptions	3	(4)
Experience adjustments	0	1
Return on plan assets excluding interest income	(9)	6
Recognized during the period after tax	(6)	3
Net defined benefit liability (asset), ending balance	(28)	(22)
Supplemental Plan | Actuarial effect in other comprehensive income
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(1)	(1)
Actuarial gain (loss) arising from
Financial assumptions	0	0
Experience adjustments	0	0
Return on plan assets excluding interest income	0	0
Recognized during the period after tax	0	0
Net defined benefit liability (asset), ending balance	$ (1)	$ (1)